UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2012
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:- UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The unaudited interim financial statements should be read in conjunction with the Company's audited annual financial statements and accompanying notes for the year ended December 31, 2011 included in the Company's Annual Report on Form 20-F for the year ended December 31, 2011.